Accumulated Other Comprehensive Loss Attributable to Crown Holdings (Schedule of AOCI) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Increase (Decrease) in AOCI [Roll Forward]
Balance at beginning of period	$ 668	$ 385	$ 337
Total other comprehensive income / (loss)	162	(246)	(393)
Balance at end of period	923	668	385
Defined benefit plans
Increase (Decrease) in AOCI [Roll Forward]
Balance at beginning of period	(1,524)	(1,690)
Other comprehensive income / (loss) before reclassifications	(92)	118
Amounts reclassified from accumulated other comprehensive income	33	48
Total other comprehensive income / (loss)	(59)	166
Balance at end of period	(1,583)	(1,524)	(1,690)
Foreign currency translation
Increase (Decrease) in AOCI [Roll Forward]
Balance at beginning of period	(1,879)	(1,446)
Other comprehensive income / (loss) before reclassifications	198	(433)
Amounts reclassified from accumulated other comprehensive income	0	0
Total other comprehensive income / (loss)	198	(433)
Balance at end of period	(1,681)	(1,879)	(1,446)
Gains and losses on cash flow hedges
Increase (Decrease) in AOCI [Roll Forward]
Balance at beginning of period	3	(18)
Other comprehensive income / (loss) before reclassifications	41	18
Amounts reclassified from accumulated other comprehensive income	(21)	3
Total other comprehensive income / (loss)	20	21
Balance at end of period	23	3	(18)
Accumulated Other Comprehensive Loss
Increase (Decrease) in AOCI [Roll Forward]
Balance at beginning of period	(3,400)	(3,154)	(2,765)
Other comprehensive income / (loss) before reclassifications	147	(297)
Amounts reclassified from accumulated other comprehensive income	12	51
Total other comprehensive income / (loss)	159	(246)	(389)
Balance at end of period	$ (3,241)	$ (3,400)	$ (3,154)